Share Capital (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Components of Common Shares Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31, 2013	As at December 31, 2012
Common shares	119,909,016	121,540,562
Securities convertible into common shares
Stock options	10,340,968	8,185,949
Deferred stock units (DSUs)	89,198	79,792

	130,339,182	129,806,303

Schedule of Common Stock

	Number	Amount
December 31, 2011	123,236,813	$436,606

Issued on exercise of stock options	1,173,249	3,078
Transfer from additional paid-in capital on exercise of options	—	1,514
Issued on sale of shares under Employee Share Purchase Plan	55,600	231
Repurchased under normal course issuer bid	(2,925,100)	(10,362)

December 31, 2012	121,540,562	$431,067

Issued on exercise of stock options	205,254	478
Transfer from additional paid-in capital on exercise of options	—	243
Issued on sale of shares under Employee Share Purchase Plan	66,400	196
Repurchased under normal course issuer bid	(1,903,200)	(6,746)

December 31, 2013	119,909,016	$425,238

Schedule of Quarterly Cash Dividends Paid

The Company paid quarterly cash dividends as follows:

	2013		2012
	Per Share	Total	Per Share	Total
1st Quarter	$0.035	$4,234	$0.025	$3,041
2nd Quarter	0.040	4,867	0.030	3,679
3rd Quarter	0.040	4,848	0.030	3,663
4th Quarter	0.040	4,421	0.035	4,234

	$0.155	$18,370	$0.120	$14,617

Schedule of Declared Quarterly Dividends	The Company declared quarterly dividends as follows:

	2013	2012
1st Quarter	$0.040	$0.030
2nd Quarter	0.040	0.030
3rd Quarter	0.040	0.035
4th Quarter	0.040	0.035

Schedule of Option Activity

Option activity for the years ended December 31, 2013 and 2012 was as follows:

		Price per Share			Exercisable Options
	Number of Options	Price Range		Weighted Average	Number	Weighted Average
December 31, 2011	8,821,980	$0.72	$7.09	$4.60	2,657,192	$3.12

Granted	1,660,614	4.94	5.05	5.02
Exercised	(1,173,249)	1.88	5.01	2.63
Forfeited	(1,123,396)	1.42	7.09	5.59

December 31, 2012	8,185,949	$1.42	$7.09	$4.83	3,637,490	$4.21

Granted	2,872,800	3.37	4.37	4.09
Exercised	(205,254)	1.88	4.50	2.39
Forfeited	(512,527)	3.33	7.09	5.87

December 31, 2013	10,340,968	$1.88	$7.09	$4.62	5,314,786	$4.61

Estimated Fair Value of Options Granted, Weighted Average Assumptions

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions:

	2013	2012
Risk free interest rate	1.3%	1.3%
Volatility	43%	49%
Expected option life (in years)	3.6	3.6
Dividend yield	3.4%	2.1%
Forfeiture rate	4.5%	9.4%

Details of Outstanding Options

Details of the outstanding options at December 31, 2013 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2013	Remaining Term of Options in Years	Weighted Average	Exercisable Options at December 31, 2013	Weighted Average
$—	$2.00	367,532	0.42	$1.86	367,532	$1.86
2.01	3.00	694,367	1.96	2.53	694,367	2.53
3.01	4.00	972,488	5.39	3.47	63,988	3.39
4.01	7.09	8,306,581	3.95	5.05	4,188,899	5.21

$1.88	$7.09	10,340,968	3.83	$4.62	5,314,786	$4.61

Summary of Stock-Based Compensation Expense

The following provides a summary of the stock-based compensation expense for the years ended December 31, 2013 and 2012:

	2013	2012
Cost of revenue	$1,128	$940
Research and development	611	359
Marketing, general and administration	2,453	2,595

	$4,192	$3,894

Summary of Restricted Stock Unit Activity

RSU activity for the years ended December 31, 2013 and 2012 was as follows:

Number of RSUs
December 31, 2011	559,746
Granted	274,900
Settled	(235,879)
Forfeited	(75,581)

December 31, 2012	523,186
Granted	143,365
Settled	(272,989)
Forfeited	(32,248)

December 31, 2013	361,314

Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2013	2012
Basic weighted average common shares outstanding	120,856,511	121,451,967
Effect of options	—	—

Diluted weighted average common shares outstanding	120,856,511	121,451,967